Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Decrease in unbilled services (unbilled revenue)	$ (12,332)
Decrease in unearned revenue (payments on account)	(50,406)
Increase in net balance	38,074
Revenue, remaining performance obligation	$ 6,500,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	42.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months